Expense Example	Jul. 31, 2025 USD ($)
Putnam Retirement Advantage Plus 2050 Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 272
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	2,342
Putnam Retirement Advantage Plus 2050 Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	890
Expense Example, with Redemption, 10 Years	2,174
Putnam Retirement Advantage Plus 2050 Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	541
Expense Example, with Redemption, 10 Years	1,449
Putnam Retirement Advantage Plus 2050 Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,334
Putnam Retirement Advantage Plus 2050 Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	665
Expense Example, with Redemption, 3 Years	857
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,205
Putnam Retirement Advantage Plus 2050 Fund | Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	622
Expense Example, with Redemption, 10 Years	1,618
Putnam Retirement Advantage Plus 2050 Fund | Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,461
Putnam Retirement Advantage Plus 2050 Fund | Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	346
Expense Example, with Redemption, 5 Years	754
Expense Example, with Redemption, 10 Years	1,895
Putnam Retirement Advantage Plus 2045 Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	271
Expense Example, with Redemption, 3 Years	529
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,339
Putnam Retirement Advantage Plus 2045 Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	664
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,208
Expense Example, with Redemption, 10 Years	2,202
Putnam Retirement Advantage Plus 2045 Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	2,161
Putnam Retirement Advantage Plus 2045 Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,445
Putnam Retirement Advantage Plus 2045 Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,331
Putnam Retirement Advantage Plus 2045 Fund | Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	619
Expense Example, with Redemption, 10 Years	1,615
Putnam Retirement Advantage Plus 2045 Fund | Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	751
Expense Example, with Redemption, 10 Years	1,892
Putnam Retirement Advantage Plus 2045 Fund | Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,445
Putnam Retirement Advantage Plus 2040 Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	1,058
Expense Example, with Redemption, 10 Years	2,333
Putnam Retirement Advantage Plus 2040 Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	870
Expense Example, with Redemption, 10 Years	2,144
Putnam Retirement Advantage Plus 2040 Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,438
Putnam Retirement Advantage Plus 2040 Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,324
Putnam Retirement Advantage Plus 2040 Fund | Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	1,610
Putnam Retirement Advantage Plus 2040 Fund | Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,887
Putnam Retirement Advantage Plus 2040 Fund | Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	1,438
Putnam Retirement Advantage Plus 2040 Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,203
Expense Example, with Redemption, 10 Years	2,199
Putnam Retirement Advantage Plus 2035 Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	268
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	1,051
Expense Example, with Redemption, 10 Years	2,315
Putnam Retirement Advantage Plus 2035 Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	868
Expense Example, with Redemption, 10 Years	2,137
Putnam Retirement Advantage Plus 2035 Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	662
Expense Example, with Redemption, 3 Years	846
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	2,180
Putnam Retirement Advantage Plus 2035 Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,420
Putnam Retirement Advantage Plus 2035 Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,305
Putnam Retirement Advantage Plus 2035 Fund | Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,592
Putnam Retirement Advantage Plus 2035 Fund | Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	523
Expense Example, with Redemption, 10 Years	1,420
Putnam Retirement Advantage Plus 2035 Fund | Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,869
Putnam Retirement Advantage Plus 2030 Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	266
Expense Example, with Redemption, 3 Years	514
Expense Example, with Redemption, 5 Years	1,035
Expense Example, with Redemption, 10 Years	2,277
Putnam Retirement Advantage Plus 2030 Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	854
Expense Example, with Redemption, 10 Years	2,102
Putnam Retirement Advantage Plus 2030 Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,380
Putnam Retirement Advantage Plus 2030 Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,264
Putnam Retirement Advantage Plus 2030 Fund | Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	1,829
Putnam Retirement Advantage Plus 2030 Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	660
Expense Example, with Redemption, 3 Years	840
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	2,145
Putnam Retirement Advantage Plus 2030 Fund | Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	250
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,551
Putnam Retirement Advantage Plus 2030 Fund | Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	508
Expense Example, with Redemption, 10 Years	1,380
Putnam Retirement Advantage Plus Maturity Fund | Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	526
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,233
Putnam Retirement Advantage Plus Maturity Fund | Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	856
Expense Example, with Redemption, 10 Years	2,065
Putnam Retirement Advantage Plus Maturity Fund | Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,340
Putnam Retirement Advantage Plus Maturity Fund | Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,226
Putnam Retirement Advantage Plus Maturity Fund | Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	491
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,019
Expense Example, with Redemption, 10 Years	1,962
Putnam Retirement Advantage Plus Maturity Fund | Class R3 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,782
Putnam Retirement Advantage Plus Maturity Fund | Class R4 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	586
Expense Example, with Redemption, 10 Years	1,504
Putnam Retirement Advantage Plus Maturity Fund | Class R5 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	$ 1,340